Significant Accounting Policies (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Convertible Loan (See Note 5)			$ 4,905
Warrants	$ 8	$ 8	2,149
Assets:
Monet market funds			102
Level 1 [Member]
Liabilities:
Convertible Loan (See Note 5)
Warrants
Assets:
Monet market funds			102
Level 2 [Member]
Liabilities:
Convertible Loan (See Note 5)
Warrants
Assets:
Monet market funds
Level 3 [Member]
Liabilities:
Convertible Loan (See Note 5)			4,905
Warrants	$ 8	$ 8	2,149
Assets:
Monet market funds